SHARE-BASED COMPENSATION - Share Option Award Plan (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the period (in shares)	7,100,000	7,100,000	6,700,000	6,700,000
Granted (in shares)	1,400,000	1,400,000	1,000,000	1,000,000
Exercised (in shares)	0	0	(100,000)	(100,000)
Forfeited (in shares)	(200,000)	(200,000)	(100,000)	(100,000)
Expired (in shares)	(800,000)	(800,000)	(400,000)	(400,000)
Outstanding, end of the period (in shares)	7,486,326	7,486,326	7,100,000	7,100,000
Exercisable, end of the period (in shares)	3,900,000			3,700,000
Outstanding, beginning of the period (C$ per share)	$ 6.15	$ 6.15		$ 6.81
Granted (C$ per share)	4.74			6.83
Exercised (C$ per share)	0.00			4.48
Forfeited (C$ per share)	5.75			12.77
Expired (C$ per share)	13.29			18.79
Outstanding, end of the period (C$ per share)	5.11	$ 5.11	$ 6.15	6.15
Exercisable, end of the period (C$ per share)	$ 5.16			$ 7.16
Closing foreign exchange rate | $ / shares	0.7715